Summary of material accounting policies, Right-of-use assets and lease liabilities (Details)	12 Months Ended
Dec. 31, 2025
Buildings
Right-of-use assets and lease liabilities:
Estimated lease term	5 years
Office Equipment
Right-of-use assets and lease liabilities:
Estimated lease term	5 years
IT Equipment
Right-of-use assets and lease liabilities:
Estimated lease term	5 years